ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$ 622,690	$ (619,434)	$ (268,774)
Cash flows from investing activities:
Proceeds from loan repayment from an affiliated company	200,000	0	0
Payment of loan to an affiliated company	0	(200,000)	0
Net cash used in investing activities	(48,513)	(806,107)	(674,551)
Cash flows from financing activities:
Repurchase of shares	(169,836)	(189,161)	(52,026)
Proceeds from exercise of share options	226	0	7,101
Net cash (used in) provided by financing activities	(1,129,124)	1,783,285	821,745
Increase (decrease) in cash and cash equivalents	(552,621)	335,142	(102,221)
Cash, cash equivalents and restricted cash at beginning of year	1,988,457	1,653,315	1,755,770
Cash, cash equivalents and restricted cash at end of year	1,435,836	1,988,457	1,653,315
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	70,894	86,252	(21,401)
Cash flows from investing activities:
Payments of advances to subsidiaries	(528,794)	(215,613)	(20,005)
Proceeds from advances repayment from subsidiaries	75,041	0	0
Proceeds from loan repayment from an affiliated company	200,000	0	0
Proceeds from transfer of intangible asset	519,000	0	0
Payment of loan to an affiliated company	0	(200,000)	0
Net cash used in investing activities	265,247	(415,613)	(20,005)
Cash flows from financing activities:
Repayments of loans or advances from subsidiaries	(270,593)	0	0
Repurchase of shares	(169,836)	(189,161)	(52,026)
Proceeds from loans or advances from subsidiaries	158,000	521,860	54,187
Proceeds from exercise of share options	226	0	7,101
Net cash (used in) provided by financing activities	(282,203)	332,699	9,262
Increase (decrease) in cash and cash equivalents	53,938	3,338	(32,144)
Cash, cash equivalents and restricted cash at beginning of year	7,407	4,069	36,213
Cash, cash equivalents and restricted cash at end of year	61,345	7,407	4,069
Supplemental cash flow disclosures:
Assignment of advance to subsidiary to offset with advance from subsidiary	0	0	235,897
Capitalization of advance to subsidiary as investment in subsidiary	$ 0	$ 0	$ 235,897